Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2022
Intangible assets other than goodwill [abstract]
Schedule of Reconciliation of Changes in Intangible Assets

	JPY (millions)
	For the Year Ended March 31
	2021	2022
Acquisition cost
As of beginning of the year	¥4,012,528	¥4,033,917
Acquisitions	—	35,159
Reclassification to assets held for sale (Note 19)	(144,836)	—
Foreign currency translation differences	166,225	338,673
As of end of the year	¥4,033,917	¥4,407,749

Carrying amount
As of beginning of the year	¥4,012,528	¥4,033,917
As of end of the year	4,033,917	4,407,749

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2020	¥164,920	¥5,603,253	¥11,766	¥5,779,939
Additions and other increases	32,930	84,034	—	116,964
Disposals and other decreases	(10,659)	(106)	(1)	(10,766)
Reclassification to assets held for sale (Note 19)	(806)	(85,913)	—	(86,719)
Deconsolidation	(4)	—	—	(4)
Foreign currency translation differences	12,484	104,767	(179)	117,072
As of March 31, 2021	¥198,865	¥5,706,035	¥11,586	¥5,916,486
Additions and other increases	33,210	44,944	10	78,164
Acquisitions through business combinations	—	43,682	—	43,682
Disposals and other decreases	(62,078)	(80,911)	(48)	(143,037)
Deconsolidation	(604)	(2)	—	(606)
Foreign currency translation differences	13,385	527,070	6	540,461
As of March 31, 2022	¥182,778	¥6,240,818	¥11,554	¥6,435,150

Accumulated amortization and accumulated impairment losses
As of April 1, 2020	¥(78,560)	¥(1,529,583)	¥(435)	¥(1,608,578)
Amortization	(28,346)	(405,268)	—	(433,614)
Impairment losses	(39)	(16,596)	—	(16,635)
Disposals and other decreases	8,354	—	—	8,354
Reclassification to assets held for sale (Note 19)	531	39,260	—	39,791
Deconsolidation	(20)	—	—	(20)
Foreign currency translation differences	(5,314)	8,636	—	3,322
As of March 31, 2021	¥(103,394)	¥(1,903,551)	¥(435)	¥(2,007,380)
Amortization	(28,560)	(418,788)	(43)	(447,391)
Impairment losses	—	(67,721)	—	(67,721)
Reversal of impairment losses	—	13,595	—	13,595
Disposals and other decreases	61,393	43,635	16	105,044
Deconsolidation	604	—	—	604
Foreign currency translation differences	(6,677)	(206,631)	(49)	(213,357)
As of March 31, 2022	¥(76,634)	¥(2,539,461)	¥(510)	¥(2,616,606)

Carrying amount
As of April 1, 2020	86,360	4,073,670	11,331	4,171,361
As of March 31, 2021	95,471	3,802,484	11,151	3,909,106
As of March 31, 2022	106,143	3,701,357	11,044	3,818,544

Schedule of Intangible Assets Associated with Products
The intangible assets associated with products are comprised of the following:

	JPY (millions)
	Marketed products	In-process R&D	Carrying amount
As of April 1, 2020	3,602,384	471,286	4,073,670
As of March 31, 2021	3,427,527	374,957	3,802,484
As of March 31, 2022	3,389,453	311,904	3,701,357
The table below provides information about significant intangible assets.

		JPY (millions) Carrying amount		Remaining amortization period
		As of March 31		As of March 31
		2021	2022	2022
immunoglobulin	Marketed products	¥753,203	¥768,871	13 Years
TAKHZYRO	Marketed products	536,445	546,555	12 Years
VYVANSE	Marketed products	441,577	382,777	4 Years
ADVATE & ADYNOVATE	Marketed products	293,697	293,969	8 Years
ALUNBRIG	Marketed products	220,969	219,943	9 Years

Schedule of Significant Assumptions Used to Calculate the Recoverable Amount	The significant assumptions used to calculate the recoverable amount (value in use) are as follows:

Discount rate (Post-tax)
For the year ended March 31, 2020	7.0% - 8.0%
For the year ended March 31, 2021	7.0%
For the year ended March 31, 2022	6.5% - 14.0%